Equity - Summary of Capital Surplus (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Equity [abstract]
Additional paid-in capital	$ 24,185.0		$ 24,185.0
From merger	22,804.5		22,804.5
From convertible bonds	8,892.9		8,892.9
From share of changes in equities of subsidiaries	118.8		107.8
From share of changes in equities of associates	289.2		282.1
Donations	19.2
Total	$ 56,309.6	$ 1,899.8	$ 56,272.3